Balance Sheets (Parenthetical) - Broad Capital Acquisition Corp [Member] - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Common stock subject to possible redemption, shares	5,931,608	10,159,069
Temporary equity, par value	$ 10.41	$ 10.23
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,990,897	2,990,897
Common stock, shares outstanding	2,990,897	2,990,897